Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans
Note 14.	Employee Benefit Plans

401(k) Plan

The Company maintains a 401(k)-benefit plan for all employees with at least three months of service and 21 years of age. The Company may elect to make a discretionary matching contribution to the Plan. Participants vest 20% a year after the first 2 years of employment and are fully vested after 6 years of employment according to the discretionary plan. During February 2017, the Company added an employer match of 50% of the participants’ contribution up to 5% of their compensation. Participants are fully vested after one year of employment. The Company incurred 401(k)-benefit plan expense of approximately $0.6 million, $0.5 million and $0.2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Incentive Compensation Plan

Included in certain employee agreements are provisions for bonuses, which are determined at the discretion of management. Bonus expense amounted to $2.1 million, $1.8 million and $1.6 million for the years ended December 31, 2019, 2018 and 2017, respectively. Accrued bonuses amounted to $1.7 million at December 31, 2019 and 2018.